UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedules of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2010

Affiliated Investment Companies	Shares	Value
Equity Funds — 58.7%
BlackRock Capital Appreciation Portfolio(a)	10,347	$179,837
BlackRock EuroFund	3,649	63,310
BlackRock Global Dynamic Equity Fund	27,151	338,571
BlackRock Latin America Fund, Inc.	506	32,961
BlackRock Pacific Fund, Inc.	2,428	57,906
BlackRock Small Cap Core Equity Portfolio	7,217	117,992
Master Basic Value LLC	22,504	189,489
Master Large Cap Core Portfolio	41,380	340,789

		1,320,855

Fixed Income Funds — 41.6%
BlackRock High Yield Bond Portfolio	7,753	55,746
BlackRock Inflation Protected Bond Portfolio	17,092	176,390
BlackRock International Bond Portfolio	9,755	117,154
BlackRock Total Return Fund	54,425	587,249

		936,539

Total Affiliated Investment Companies (Cost — $2,310,560*) — 100.3%		2,257,394
Liabilities in Excess of Other Assets — (0.3)%		(7,160)

Net Assets — 100.0%		$2,250,234

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,308,931

Gross unrealized appreciation	$20,963
Gross unrealized depreciation	(72,500)

Net unrealized depreciation	$(51,537)

(a)	Non-income producing security.

Prepared Portfolio 2015

Affiliated Investment Companies	Shares	Value
Equity Funds — 61.8%
BlackRock Capital Appreciation Portfolio(a)	19,299	$335,425
BlackRock EuroFund	6,392	110,893
BlackRock Global Dynamic Equity Fund	45,437	566,605
BlackRock Latin America Fund, Inc.	859	55,993
BlackRock Pacific Fund, Inc.	4,326	103,184
BlackRock Small Cap Core Equity Portfolio	13,260	216,798
Master Basic Value LLC	41,592	350,208
Master Large Cap Core Portfolio	76,334	628,645

		2,367,751

Fixed Income Funds — 38.4%
BlackRock High Yield Bond Portfolio	12,161	87,437
BlackRock Inflation Protected Bond Portfolio	26,158	269,951
BlackRock International Bond Portfolio	14,775	177,444
BlackRock Total Return Fund	87,014	938,886

		1,473,718

Total Affiliated Investment Companies (Cost — $4,006,086*) — 100.2%		3,841,469
Liabilities in Excess of Other Assets — (0.2)%		(7,910)

Net Assets — 100.0%		$3,833,559

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,002,919

Gross unrealized appreciation	$23,062
Gross unrealized depreciation	(184,512)

Net unrealized depreciation	$(161,450)

(a)	Non-income producing security.

JULY 31, 2008	1

Schedules of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2020

Affiliated Investment Companies	Shares	Value
Equity Funds — 66.6%
BlackRock Capital Appreciation Portfolio(a)	31,386	$545,495
BlackRock EuroFund	11,063	191,938
BlackRock Global Dynamic Equity Fund	74,795	932,695
BlackRock Latin America Fund, Inc.	1,437	93,661
BlackRock Pacific Fund, Inc.	6,984	166,575
BlackRock Small Cap Core Equity Portfolio	22,261	363,973
Master Basic Value LLC	68,993	580,902
Master Large Cap Core Portfolio	120,295	990,692

		3,865,931

Fixed Income Funds — 33.6%
BlackRock High Yield Bond Portfolio	15,902	114,333
BlackRock Inflation Protected Bond Portfolio	34,864	359,798
BlackRock International Bond Portfolio	19,675	236,292
BlackRock Total Return Fund	115,048	1,241,370

		1,951,793

Total Affiliated Investment Companies (Cost — $6,233,319*) — 100.2%		5,817,724
Liabilities in Excess of Other Assets — (0.2)%		(13,372)

Net Assets — 100.0%		$5,804,352

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,229,266

Gross unrealized appreciation	$25,372
Gross unrealized depreciation	(436,914)

Net unrealized depreciation	$(411,542)

(a)	Non-income producing security.

Prepared Portfolio 2025

Affiliated Investment Companies	Shares	Value
Equity Funds — 76.1%
BlackRock Capital Appreciation Portfolio(a)	18,201	$316,335
BlackRock EuroFund	6,259	108,586
BlackRock Global Dynamic Equity Fund	41,674	519,671
BlackRock Latin America Fund, Inc.	805	52,508
BlackRock Pacific Fund, Inc.	4,082	97,352
BlackRock Small Cap Core Equity Portfolio	12,759	208,609
Master Basic Value LLC	39,874	335,774
Master Large Cap Core Portfolio	67,613	556,838

		2,195,673

Fixed Income Funds — 24.1%
BlackRock High Yield Bond Portfolio	6,189	44,499
BlackRock Inflation Protected Bond Portfolio	13,221	136,442
BlackRock International Bond Portfolio	7,408	88,966
BlackRock Total Return Fund	39,376	424,871

		694,778

Total Affiliated Investment Companies (Cost — $3,028,747*) — 100.2%		2,890,451
Liabilities in Excess of Other Assets — (0.2)%		(5,955)

Net Assets — 100.0%		$2,884,496

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,022,312

Gross unrealized appreciation	$19,666
Gross unrealized depreciation	(151,527)

Net unrealized depreciation	$(131,861)

(a)	Non-income producing security.

2	JULY 31, 2008

Schedules of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2030

Affiliated Investment Companies	Shares	Value
Equity Funds — 90.0%
BlackRock Capital Appreciation Portfolio(a)	26,005	$451,964
BlackRock EuroFund	9,060	157,185
BlackRock Global Dynamic Equity Fund	60,115	749,632
BlackRock Latin America Fund, Inc.	1,164	75,864
BlackRock Pacific Fund, Inc.	5,824	138,898
BlackRock Small Cap Core Equity Portfolio	18,271	298,724
Master Basic Value LLC	56,594	476,491
Master Large Cap Core Portfolio	93,121	766,919

		3,115,677

Fixed Income Funds — 10.1%
BlackRock High Yield Bond Portfolio	4,053	29,142
BlackRock Inflation Protected Bond Portfolio	8,763	90,438
BlackRock International Bond Portfolio	4,957	59,538
BlackRock Total Return Fund	15,672	169,102

		348,220

Total Affiliated Investment Companies (Cost — $3,695,031*) — 100.1%		3,463,897
Liabilities in Excess of Other Assets — (0.1)%		(2,396)

Net Assets — 100.0%		$3,461,501

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,690,423

Gross unrealized appreciation	$22,151
Gross unrealized depreciation	(248,677)

Net unrealized depreciation	$(226,526)

(a)	Non-income producing security.

Prepared Portfolio 2035

Affiliated Investment Companies	Shares	Value
Equity Funds — 96.1%
BlackRock Capital Appreciation Portfolio(a)	10,784	$187,420
BlackRock EuroFund	3,853	66,842
BlackRock Global Dynamic Equity Fund	25,081	312,766
BlackRock Latin America Fund, Inc.	492	32,068
BlackRock Pacific Fund, Inc.	2,372	56,577
BlackRock Small Cap Core Equity Portfolio	7,655	125,162
Master Basic Value LLC	23,564	198,402
Master Large Cap Core Portfolio	37,902	312,147

		1,291,384

Fixed Income Funds — 4.3%
BlackRock High Yield Bond Portfolio	1,003	7,214
BlackRock Inflation Protected Bond Portfolio	2,187	22,566
BlackRock International Bond Portfolio	1,228	14,753
BlackRock Total Return Fund	1,176	12,686

		57,219

Total Affiliated Investment Companies (Cost — $1,453,327*) — 100.4%		1,348,603
Liabilities in Excess of Other Assets — (0.4)%		(4,984)

Net Assets — 100.0%		$1,343,619

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,448,835

Gross unrealized appreciation	$12,953
Gross unrealized depreciation	(113,185)

Net unrealized depreciation	$(100,232)

(a)	Non-income producing security.

JULY 31, 2008	3

Schedules of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2040

Affiliated Investment Companies	Shares	Value
Equity Funds — 95.6%
BlackRock Capital Appreciation Portfolio(a)	10,502	$182,522
BlackRock EuroFund	3,717	64,485
BlackRock Global Dynamic Equity Fund	24,151	301,168
BlackRock Latin America Fund, Inc.	478	31,174
BlackRock Pacific Fund, Inc.	2,334	55,668
BlackRock Small Cap Core Equity Portfolio	7,455	121,882
Master Basic Value LLC	23,050	194,075
Master Large Cap Core Portfolio	36,413	299,888

		1,250,862

Fixed Income Funds — 4.7%
BlackRock High Yield Bond Portfolio	957	6,879
BlackRock Inflation Protected Bond Portfolio	2,067	21,337
BlackRock International Bond Portfolio	1,163	13,971
BlackRock Total Return Fund	1,857	20,033

		62,220

Total Affiliated Investment Companies (Cost — $1,396,582*) — 100.3%		1,313,082
Liabilities in Excess of Other Assets — (0.3)%		(4,482)

Net Assets — 100.0%		$1,308,600

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,389,963

Gross unrealized appreciation	$13,616
Gross unrealized depreciation	(90,497)

Net unrealized depreciation	$(76,881)

(a)	Non-income producing security.

Prepared Portfolio 2045

Affiliated Investment Companies	Shares	Value
Equity Funds — 95.9%
BlackRock Capital Appreciation Portfolio(a)	2,293	$39,851
BlackRock EuroFund	851	14,766
BlackRock Global Dynamic Equity Fund	5,435	67,777
BlackRock Latin America Fund, Inc.	106	6,933
BlackRock Pacific Fund, Inc.	507	12,097
BlackRock Small Cap Core Equity Portfolio	1,661	27,150
Master Basic Value LLC	5,132	43,209
Master Large Cap Core Portfolio	7,913	65,164

		276,947

Fixed Income Funds — 4.9%
BlackRock High Yield Bond Portfolio	213	1,531
BlackRock Inflation Protected Bond Portfolio	469	4,842
BlackRock International Bond Portfolio	265	3,179
BlackRock Total Return Fund	436	4,700

		14,252

Total Affiliated Investment Companies (Cost — $310,363*) — 100.8%		291,199
Liabilities in Excess of Other Assets — (0.8)%		(2,285)

Net Assets — 100.0%		$288,914

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$307,453

Gross unrealized appreciation	$4,194
Gross unrealized depreciation	(20,448)

Net unrealized depreciation	$(16,254)

(a)	Non-income producing security.

4	JULY 31, 2008

Schedules of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2050

Affiliated Investment Companies	Shares	Value
Equity Funds — 98.8%
BlackRock Capital Appreciation Portfolio(a)	2,963	$51,505
BlackRock EuroFund	1,011	17,548
BlackRock Global Dynamic Equity Fund	6,606	82,377
BlackRock Latin America Fund, Inc.	133	8,640
BlackRock Pacific Fund, Inc.	677	16,139
BlackRock Small Cap Core Equity Portfolio	2,060	33,676
Master Basic Value LLC	6,481	54,570
Master Large Cap Core Portfolio	10,536	86,770

		351,225

Fixed Income Funds — 4.5%
BlackRock High Yield Bond Portfolio	267	1,917
BlackRock Inflation Protected Bond Portfolio	565	5,833
BlackRock International Bond Portfolio	318	3,824
BlackRock Total Return Fund	392	4,229

		15,803

Total Affiliated Investment Companies (Cost — $378,424*) — 103.3%		367,028
Liabilities in Excess of Other Assets — (3.3)%		(11,676)

Net Assets — 100.0%		$355,352

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$375,412

Gross unrealized appreciation	$4,948
Gross unrealized depreciation	(13,332)

Net unrealized depreciation	$(8,384)

(a)	Non-income producing security.

JULY 31, 2008	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 19, 2008